Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income/(loss)	$ 394,086	$ (100,238)	$ (30,644)
Net income from discontinued operations, net of tax	0	0	35,426
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Amortization of intangible assets and purchased video content in prepaid expense	12,365	11,198	13,624
Depreciation	12,635	13,475	16,621
Goodwill impairment	36,955	0	0
Share-based compensation expense	1,499	(30)	708
Impairment of long-term investments	0	0	283
Impairment of intangible assets and other assets	(49)	911	5,845
Investment (income)/loss from long-term investments	(535)	309	(1,135)
Allowance for credit losses	916	1,344	(310)
Change in fair value of financial instruments	3,931	(4,912)	(199)
Deferred income tax benefit	(271,756)	0	0
Others	(642)	(424)	(522)
Changes in assets and liabilities:
Accounts receivable	10,473	15,719	(4,403)
Prepaid and other assets	(2,449)	4,503	951
Accounts payable	(1,067)	(7,495)	(5,489)
Receipts in advance and deferred revenue	2,636	904	3,439
Tax payables	(204,543)	11,779	6,582
Deferred tax liabilities	0	17,674	24,286
Accrued liabilities and other short-term liabilities	783	(12,735)	(19,778)
Net cash used in continuing operating activities	(4,762)	(48,018)	(25,567)
Net cash used in operating activities	(4,762)	(48,018)	(25,567)
Cash flows from investing activities:
Purchase of fixed assets	(576)	(1,315)	(3,225)
Purchase of intangible and other assets	(9,081)	(18,610)	(15,187)
Purchase of long-term investments	0	0	(22,076)
Proceeds from time deposits	210,749	84,432	168,225
Purchase of time deposits	(224,739)	(28,144)	(295,488)
Proceeds from short-term investments	1,649,562	1,758,032	1,375,757
Purchase of short-term investments	(1,602,007)	(1,908,401)	(1,503,242)
Other cash proceeds related to investing activities	935	646	3,571
Net cash provided by/(used in) continuing investing activities	24,843	(113,360)	(291,665)
Net cash provided by/(used in) investing activities	24,843	(113,360)	(291,665)
Cash flows from financing activities:
Repurchase of Sohu Ordinary Shares, represented by ADSs	(54,077)	(40,875)	(6,560)
Net cash used in continuing financing activities	(54,077)	(40,875)	(6,560)
Net cash used in financing activities	(54,077)	(40,875)	(6,560)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,377	(3,508)	(11,982)
Net decrease in cash, cash equivalents and restricted cash	(31,619)	(205,761)	(335,774)
Cash, cash equivalents and restricted cash at beginning of year	159,927	365,688	701,462
Cash, cash equivalents and restricted cash at end of year	128,308	159,927	365,688
Cash, cash equivalents and restricted cash of continuing operations, end of year	128,308	159,927	365,688
Supplemental cash flow disclosures from continuing operations:
Cash paid for income taxes, net	(29,652)	(16,786)	(28,053)
Barter transactions	2,005	3,156	3,601
Supplemental schedule of non-cash investing activity from continuing operations:
Changes in payables and other liabilities related to fixed assets and intangible assets additions	$ 488	$ (567)	$ (7,425)